Transactions with Related Parties - Balance Sheet (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012
Due to related party	$ (148)	$ (4,750)
Due from related party	41,825	40,686
Advances for vessels and drillships under construction for the year/period	1,098,106	1,201,807
Other current assets	138,651	122,775	122,775
Other non-current assets	104,225	83,290
TMS Bulkers
Due from related party	30,608	30,473
TMS Tankers
Due from related party	11,053	9,270
Cardiff Marine Inc.
Due to related party	0	(2,080)
Sigma and Blue Fin pool
Due from related party	164	943
Trade Accounts Receivable - Accrued Receivables	858	818
Other current assets	454	2,658
Other non-current assets	275	275
Vivid
Due to related party	0	(1,707)
Tri-Ocean Heidmar
Due to related party	(43)	(43)
Fabiana
Due to related party	0	(918)
Cardiff Tankers
Due to related party	(105)	(2)
TMS Bulkers/ TMS Tankers
Advances for vessels and drillships under construction for the year/period	3,545	7,648
Vessels, drilling rigs, drillships, machinery and equipment, net for the year/period	$ 6,815	$ 7,472